Property and Equipment, Net - Property and Equipment - 10Q (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	$ 26,455	$ 25,183	$ 24,882
Less accumulated depreciation and amortization	(10,387)	(8,009)	(4,767)
Property and equipment, net	16,068	17,174	20,115
Lab equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	3,244	3,144	3,088
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	6,326	6,142	5,955
Office Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	19	19	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	15,396	15,376	15,298
Software
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	268	268	289
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment, cost	$ 1,202	$ 234	$ 252